Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	125,000,000	125,000,000	125,000,000
Common stock, shares issued	9,258,957	8,508,052	49,810,322
Common stock, shares outstanding	9,258,957	8,508,052	49,810,322
Common stock, other shares outstanding	160,672	244,458	1,466,718
Common stock shares to be issued	3,955	3,955	123,817
Previously Reported [Member]
Common stock, shares issued		51,047,864
Common stock, shares outstanding		51,047,864
Common stock, other shares outstanding		1,466,718
Common stock shares to be issued		23,723
Series A Preferred Stock [Member]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	20,000	20,000	20,000
Preferred stock, shares issued	6,304	6,304	7,200
Preferred stock, shares outstanding	6,304	6,304	7,200
Series B convertible redeemable preferred stock [Member]
Series B converible redeemable preferred stock, par value	$ 0.001	$ 0.001
Series B converible redeemable preferred stock, authorized	600	0
Series B converible redeemable preferred stock, shares issued	220	0
Series B converible redeemable preferred stock, shares outstanding	220	0
Preferred Stock One [Member]
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	9,979,400	9,980,000
Preferred stock, shares issued	1	1
Preferred stock, shares outstanding	1	1
Preferred Stock [Member]
Preferred stock, par value		$ 0.001	$ 0.001
Preferred stock, shares authorized		9,980,000	9,980,000
Preferred stock, shares issued		1	1
Preferred stock, shares outstanding		1	1